Debt	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Debt	Debt
Short-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2023	December 31, 2022
PPL Delivery Financing	62.0	60.0
Hayfin Term Loan Facility	25.0	20.0
New DNB Facility	20.0	20.0
$350m Convertible Bonds	—	350.0
Principal Outstanding	107.0	450.0
Hayfin Facility Back-End Fee	0.5	0.4
New DNB Facility Back-End Fee	0.4	0.4
Deferred Finance Charges (3)	(10.0)	(4.9)
Carrying Value Short-Term Debt (1)	97.9	445.9
Long-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2023	December 31, 2022
PPL Delivery Financing	577.6	609.6
Keppel Delivery Financing	259.2	259.2
$250m Convertible Bonds	250.0	—
$150m Secured Bonds	150.0	—
New DNB Facility	145.0	130.0
Hayfin Term Loan Facility	118.9	134.0
Principal Outstanding	1,500.7	1,132.8
PPL Delivery Financing Back-End Fee	26.0	26.0
Keppel Delivery Financing Back-End Fee	13.5	13.5
New DNB Facility Back-End Fee	2.9	2.6
Hayfin Facility Back-End Fee	2.4	2.8
Effective Interest Rate Adjustments (2)	16.5	19.8
Deferred Finance Charges (3)	(20.3)	(6.4)
Carrying Value Long-Term Debt (1)	1,541.7	1,191.1

(1) Carrying amounts in the table above include, where applicable, deferred financing fees and certain interest adjustments to allow for variations in interest payments to be straight lined.

(2) Effective interest rate adjustments relate to the Keppel Delivery Financing Facility, PPL Delivery Financing Facility and new DNB Facility, all of which have variations in base interest rates throughout their terms.
(3) As at June 30, 2023, deferred finance charges include the unamortized legal and bank fees associated with the new DNB facility, amended Hayfin Term Loan Facility, $250.0 million Convertible Bond, $150.0 million Secured Bond, the unamortized extension fee associated with the amended PPL Delivery Financing Facility as well as the debt issuance cost associated with the fair value of the Share Lending Agreement (see Note 21 - Common Shares).
At June 30, 2023 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2023	50.0
2024	114.0
2025	870.9
2026	322.8
Thereafter	250.0
Total principal debt	1,607.7

Set forth below is a summary of some of the key terms of our New Secured Facility with DNB Bank ASA ("DNB Facility"), our Unsecured Convertible Bonds due in 2028 and our Senior Secured Bonds due in 2026, which were issued, entered into or amended in 2023.

DNB Facility
In April 2023, we amended our $150.0 million bilateral facility provided by DNB Bank ASA, increasing the facility to $175.0 million. No other amendments were made to the existing terms and conditions of the agreement. We drew down the additional $25.0 million in April 2023 which the Company intends to use for general corporate purposes. In addition, the Company entered into a facility with DNB Bank ASA to provide guarantees and letters of credit of up to $25.0 million collateralized by the rigs that secure the $175.0 million facility, enabling the Company to free up certain restricted cash which was collateralized for guarantees and recognized in the Consolidated Balance Sheets as restricted cash as at December 31, 2022. During the six months ended June 30, 2023, the Company made a principal repayment on the facility of $10.0 million.
Unsecured Convertible Bonds due 2028 ($250M Convertible Bonds)
In February 2023, we raised gross proceeds of $250.0 million through the issuance of new unsecured convertible bonds, which mature in February 2028, the proceeds of which have been used to repay in part our Convertible Bonds which were due in May 2023. The initial conversion price is $7.3471 per share, with the full amount of the convertible bonds convertible into 34,027,031 shares. The convertible bonds have a coupon of 5.0% per annum payable semi-annually in arrears in equal installments. The terms and conditions governing our convertible bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on disposal of assets and our ability to carry out any merger or corporate reorganization, subject to exceptions.
In connection with the $250.0 million Convertible Bonds, the Company entered into a Share Lending Framework Agreement ("SLFA") with DNB Markets ("DNB") and Drew Holdings Limited ("Drew") with the intention of making up to 25.0 million common shares ("Issuer Lending Shares") available to lend to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the Oslo Stock Exchange ("OSE") (see Note 21 - Common Shares).
Senior Secured Bonds due 2026 ($150M Secured Bonds)
In February 2023, we raised gross proceeds of $150.0 million through the issuance of senior secured bonds, which mature in February 2026, the proceeds of which were used to repay the remaining parts of our Convertible Bonds due in May 2023 not repaid by the funds of the Unsecured Convertible Bonds due 2028, and for general corporate purposes. The senior secured bonds have a coupon of 9.50% per annum payable semi-annually in arrears in equal installments, and are secured by, among other assets, first priority mortgages over the jack-up rigs “Frigg”, “Odin” and “Ran”.
The terms and conditions governing our senior secured bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on incurring additional indebtedness and entering into joint ventures; restrictions on dividends and investments and repurchases of our shares, restrictions on providing financial support, restrictions on disposals of assets, a negative pledge over certain assets and restrictions on new secured debt, to carry out any merger or corporate reorganization, subject to exceptions.
Furthermore, a change of control event occurs if any person obtains a majority of the voting rights in the Company or the right to elect or remove a majority of the board, upon which each bondholder will have the right to require that the Company purchases all or some of the bonds held by that bondholder at a price equal to 101.00% of the nominal amount. Further, the terms and conditions governing our senior secured bonds contain customary events of default and the corresponding acceleration of the bonds, which include, among others, non-payment, cross default, breach of covenants, misrepresentation, insolvency, any expropriation, sequestration or execution of any assets having an aggregate value exceeding $10 million.
The terms and conditions governing our senior secured bonds include certain financial covenants, including a requirement that we maintain: (i) a minimum equity ratio until December 31, 2023, equal to or higher than 20% and from January 1 2024 and thereafter equal to or higher than 25%; (ii) a minimum liquidity until December 31, 2023 equal to or higher than $15 million and from January 1, 2024 and thereafter equal to or higher than $50 million; and (iii) positive working capital.
Our Convertible Bonds due 2023

As noted above, in February 2023, we raised $250.0 million gross proceeds through the issuance of the New Convertible Bonds, due in 2028 and $150.0 million gross proceeds through the issuance of Senior Secured Bonds, due in 2026. During the six months ended June 30, 2023, part of the proceeds of these financings were applied to repay our $350.0 million Convertible Bonds, which were due in May 2023.
Interest
The weighted average nominal interest rate for all of our interest-bearing debt was 8.9% for the six months ended June 30, 2023 (5.8% for the six months ended June 30, 2022). Excluding our Convertible Bonds, the weighted average interest rate for our interest-bearing debt was 10.3% for the six months ended June 30, 2023 (6.2% for the six months ended June 30, 2022).
Covenants
As at June 30, 2023, we were in compliance with the covenants and our obligations under our debt agreements.